Performance Management - BNY Mellon Research Growth Fund, Inc.	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Russell 1000® Index, a broad measure of relevant market performance, and the Russell 1000® Growth Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 31.36 Worst Quarter 2022, Q2: (26.90) The year-to-date total return of the fund's Class Z shares as of March 31, 2026 was -9.27%.
Performance Table Narrative

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Research Growth Fund, Inc.		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Growth Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		18.56%	15.32%	18.13%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		8.11%	8.69%	13.75%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		12.88%	9.16%	13.56%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		14.94%	10.26%	14.70%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		14.94%	10.27%	14.72%
Z | Average Annual Return, Label [Optional Text]	returns before taxes
Z | Average Annual Return, Percent		14.88%	10.20%	14.64%
Z | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Z | After Taxes on Distributions | Average Annual Return, Percent		11.07%	7.66%	12.01%
Z | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Z | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.34%	7.51%	11.37%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class Z shares as of
Bar Chart, Year to Date Return	(9.27%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022